JPMorgan Value Advantage Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Aerospace & Defense — 2.5%
General Dynamics Corp.	303	69,239
Northrop Grumman Corp.	100	46,356
Raytheon Technologies Corp.	1,040	101,805
		217,400
Air Freight & Logistics — 0.9%
FedEx Corp.	330	75,470
Banks — 10.2%
Bank of America Corp.	7,202	205,977
Citigroup, Inc.	975	45,719
Citizens Financial Group, Inc.	2,664	80,912
Cullen/Frost Bankers, Inc.	141	14,874
First Citizens BancShares, Inc., Class A	43	42,135
M&T Bank Corp.	1,222	146,140
PNC Financial Services Group, Inc. (The)	889	112,977
Truist Financial Corp.	1,208	41,191
US Bancorp	1,428	51,458
Wells Fargo & Co.	4,299	160,672
		902,055
Beverages — 0.6%
Keurig Dr Pepper, Inc.	1,504	53,057
Biotechnology — 3.7%
AbbVie, Inc.	1,192	189,936
Regeneron Pharmaceuticals, Inc. *	95	78,223
Vertex Pharmaceuticals, Inc. *	175	55,200
		323,359
Building Products — 1.2%
Carlisle Cos., Inc.	217	49,105
Fortune Brands Innovations, Inc.	932	54,731
		103,836
Capital Markets — 2.3%
Charles Schwab Corp. (The)	1,144	59,944
Morgan Stanley	575	50,496
Northern Trust Corp.	608	53,597
T. Rowe Price Group, Inc. (a)	383	43,188
		207,225
Chemicals — 0.5%
Axalta Coating Systems Ltd. *	1,523	46,123
Communications Equipment — 0.7%
Cisco Systems, Inc.	889	46,493
CommScope Holding Co., Inc. *	1,802	11,478
		57,971

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	277	98,273
Vulcan Materials Co.	162	27,861
		126,134
Consumer Finance — 2.7%
American Express Co.	404	66,722
Capital One Financial Corp.	1,779	171,030
		237,752
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	2,178	45,263
Dollar General Corp.	145	30,453
Sysco Corp.	502	38,739
Target Corp.	234	38,824
		153,279
Containers & Packaging — 1.4%
Packaging Corp. of America (a)	627	87,130
WestRock Co.	1,165	35,487
		122,617
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	2,726	106,017
Electric Utilities — 3.6%
American Electric Power Co., Inc.	435	39,573
Edison International	709	50,042
Entergy Corp.	379	40,844
NextEra Energy, Inc.	753	58,093
PG&E Corp. *	3,829	61,910
Xcel Energy, Inc.	1,052	70,950
		321,412
Electrical Equipment — 0.7%
Eaton Corp. plc	349	59,729
Electronic Equipment, Instruments & Components — 0.5%
TD SYNNEX Corp.	480	46,462
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B *	754	232,905
FleetCor Technologies, Inc. *	310	65,258
MGIC Investment Corp.	2,731	36,648
		334,811
Food Products — 1.8%
Kraft Heinz Co. (The)	2,163	83,639
Post Holdings, Inc. *	797	71,659
		155,298

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.0%
Norfolk Southern Corp.	104	22,175
Union Pacific Corp.	343	68,992
		91,167
Health Care Equipment & Supplies — 1.0%
Medtronic plc	507	40,840
Zimmer Biomet Holdings, Inc.	353	45,620
		86,460
Health Care Providers & Services — 5.1%
AmerisourceBergen Corp.	761	121,828
Cigna Group (The)	182	46,532
CVS Health Corp.	910	67,644
HCA Healthcare, Inc.	325	85,601
Laboratory Corp. of America Holdings	296	67,931
UnitedHealth Group, Inc.	122	57,862
		447,398
Health Care REITs — 0.3%
Welltower, Inc.	419	30,024
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	2,301	35,719
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc. *	29	76,124
Texas Roadhouse, Inc.	351	37,929
		114,053
Household Durables — 1.1%
Mohawk Industries, Inc. *	556	55,712
Newell Brands, Inc.	3,505	43,603
		99,315
Household Products — 1.6%
Energizer Holdings, Inc.	1,183	41,059
Procter & Gamble Co. (The)	656	97,442
		138,501
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	342	65,424
Industrial REITs — 0.3%
EastGroup Properties, Inc.	153	25,211
Insurance — 6.1%
Chubb Ltd.	369	71,545
CNA Financial Corp.	689	26,872
Fairfax Financial Holdings Ltd. (Canada)	103	68,790
Hartford Financial Services Group, Inc. (The)	693	48,287
Loews Corp.	2,556	148,299

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Progressive Corp. (The)	636	91,043
Travelers Cos., Inc. (The)	516	88,511
		543,347
Interactive Media & Services — 2.5%
Alphabet, Inc., Class C *	505	52,562
IAC, Inc. *	1,010	52,121
Meta Platforms, Inc., Class A *	547	115,910
		220,593
IT Services — 0.5%
International Business Machines Corp.	371	48,595
Machinery — 2.5%
Dover Corp.	674	102,318
ITT, Inc.	334	28,824
Middleby Corp. (The) *	300	44,027
Timken Co. (The)	514	42,029
		217,198
Media — 1.6%
Liberty Broadband Corp., Class C *	763	62,313
Liberty Media Corp.-Liberty SiriusXM, Class C *	1,900	53,198
Nexstar Media Group, Inc.	162	27,921
		143,432
Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	675	42,172
Office REITs — 0.3%
JBG SMITH Properties (a)	1,484	22,347
Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	1,261	205,696
ConocoPhillips	1,497	148,524
Coterra Energy, Inc.	1,543	37,860
EOG Resources, Inc.	501	57,395
Kinder Morgan, Inc.	5,120	89,662
Phillips 66	764	77,442
Williams Cos., Inc. (The)	2,627	78,457
		695,036
Personal Care Products — 0.4%
BellRing Brands, Inc. *	1,009	34,289
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	2,600	180,192
Elanco Animal Health, Inc. *	2,440	22,937
Johnson & Johnson	851	131,861
Merck & Co., Inc.	570	60,658
		395,648

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — 0.5%
Leidos Holdings, Inc.	476	43,784
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	962	70,042
Residential REITs — 1.6%
American Homes 4 Rent, Class A	2,101	66,088
Mid-America Apartment Communities, Inc.	481	72,582
		138,670
Retail REITs — 2.2%
Brixmor Property Group, Inc.	2,800	60,257
Federal Realty Investment Trust	531	52,439
Kimco Realty Corp.	4,400	85,937
		198,633
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	239	47,037
NXP Semiconductors NV (China)	361	67,373
Texas Instruments, Inc.	524	97,482
		211,892
Specialized REITs — 3.3%
Lamar Advertising Co., Class A	545	54,470
Public Storage	254	76,804
Rayonier, Inc.	1,829	60,832
Weyerhaeuser Co.	3,373	101,622
		293,728
Specialty Retail — 4.6%
AutoZone, Inc. *	44	107,308
Bath & Body Works, Inc.	1,195	43,713
Best Buy Co., Inc.	454	35,510
Dick's Sporting Goods, Inc. (a)	382	54,216
Home Depot, Inc. (The)	174	51,321
Lowe's Cos., Inc.	369	73,909
Murphy USA, Inc.	155	40,132
		406,109
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	249	22,425
Ralph Lauren Corp. (a)	509	59,432
		81,857
Tobacco — 0.8%
Philip Morris International, Inc.	729	70,876
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. *	267	38,629
Total Common Stocks (Cost $6,205,145)		8,700,156

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.5%
Investment Companies — 3.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $301,546)	301,419	301,510
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	53,262	53,272
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	43,023	43,023
Total Investment of Cash Collateral from Securities Loaned (Cost $96,297)		96,295
Total Short-Term Investments (Cost $397,843)		397,805
Total Investments — 103.0% (Cost $6,602,988)		9,097,961
Liabilities in Excess of Other Assets — (3.0)%		(263,447)
NET ASSETS — 100.0%		8,834,514

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $96,319.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,097,961	$—	$—	$9,097,961

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$338,719	$1,899,582	$1,936,782	$37	$(46)	$301,510	301,419	$5,366	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	47,053	789,486	783,303	36	—(c)	53,272	53,262	1,491	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	6,257	370,308	333,542	—	—	43,023	43,023	221	—
Total	$392,029	$3,059,376	$3,053,627	$73	$(46)	$397,805		$7,078	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.